Vessels, Port Terminals and Other Fixed Assets, net - Capital Leases Analysis (Table) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
VESSELS UNDER CAPITAL LEASES [Abstract]
San San H and Ferni H	$ 32,753
Less: Accumulated amortization	(4,381)
Net book value	$ 28,372